UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2010

Money Market Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited)

Money Market Variable Account

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT - 15.7%
Major Banks - 12.4%
Abbey National Treasury Services PLC/US Branch, 0.16%, due 4/23/10	$1,020,000	$1,020,000
BNP Paribas/New York Branch, 0.21%, due 4/23/10	1,000,000	1,000,000
Credit Agricole S.A., 0.6%, due 5/18/10	1,100,000	1,100,000
Credit Suisse, NY, 0.82%, due 8/02/10	1,000,000	1,000,000

		$4,120,000

Other Banks & Diversified Financials - 3.3%
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	$1,100,000	$1,100,000

Total Certificates of Deposit, at Amortized Cost and Value		$5,220,000

COMMERCIAL PAPER (y) - 44.0%
Electronics - 4.1%
Emerson Electric Co., 0.12%, due 4/13/10 (t)	$1,042,000	$1,041,955
Emerson Electric Co., 0.19%, due 7/20/10 (t)	330,000	329,808

		$1,371,763

Food & Beverages - 3.0%
Coca-Cola Co., 0.16%, due 4/20/10 (t)	$1,000,000	$999,916

Major Banks - 12.7%
ANZ National (International) Ltd., 0.84%, due 6/25/10	$1,130,000	$1,127,759
Barclays U.S. Funding Corp., 0.13%, due 4/06/10	15,000	15,000
National Australia Funding (Delaware), Inc., 0.19%, due 4/05/10	665,000	664,986
Societe Generale North America, Inc., 0.16%, due 4/07/10	996,000	995,973
Toronto Dominion HDG USA, 0.6%, due 4/09/10	400,000	399,947
Westpac Banking Corp., 0.14%, due 4/28/10 (t)	1,005,000	1,004,894

		$4,208,559

Network & Telecom - 3.0%
AT&T, Inc., 0.12%, due 4/05/10 (t)	$999,000	$998,987

Other Banks & Diversified Financials - 12.6%
Bank of Nova Scotia, 0.16%, due 4/20/10	$515,000	$514,957
Citigroup Funding, Inc., 0.2%, due 4/14/10	997,000	996,928
HSBC USA, Inc., 0.15%, due 4/09/10	1,004,000	1,003,967
Lloyd’s TSB Bank PLC, Inc., 0.18%, due 4/01/10	661,000	661,000
Rabobank USA Financial Corp., 0.17%, due 4/21/10	1,010,000	1,009,905

		$4,186,757

Personal Computers & Peripherals - 3.0%
Hewlett-Packard Co., 0.1%, due 4/06/10 (t)	$996,000	$995,986

Pharmaceuticals - 3.6%
Abbott Laboratories, 0.13%, due 4/05/10 (t)	$1,200,000	$1,199,983

Tobacco - 2.0%
Philip Morris International, Inc., 0.25%, due 7/29/10 (t)	$670,000	$669,446

Total Commercial Paper, at Amortized Cost and Value		$14,631,397

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 26.4%
Fannie Mae, 0.145%, due 5/26/10	$1,040,000	$1,039,770
Fannie Mae, 0.22%, due 8/25/10	1,000,000	999,108
Fannie Mae, 0.25%, due 9/01/10	1,000,000	998,938
Fannie Mae, 0.26%, due 9/01/10	1,000,000	998,895
Farmer Mac, 0.165%, due 6/10/10	900,000	899,711
Federal Home Loan Bank, 0.145%, due 5/26/10	1,040,000	1,039,770
Freddie Mac, 0.21%, due 5/10/10	800,000	799,818
Freddie Mac, 0.23%, due 9/01/10	1,000,000	999,023
Freddie Mac, 0.25%, due 9/02/10	1,000,000	998,931

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$8,773,964

FLOATING RATE DEMAND NOTES - 2.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.2%,	500,000	$500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.2%,	300,000	300,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$800,000

REPURCHASE AGREEMENTS - 14.2%
Bank of America Corp., 0.01%, dated 3/31/10, due 4/01/10, total to be received $3,323,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,389,464 in a jointly traded account)	$3,323,000	$3,323,000
Morgan Stanley, 0.01%, dated 3/31/10, due 4/01/10, total to be received $1,377,000.38 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,408,543 in a jointly traded account)	1,377,000	1,377,000

Total Repurchase Agreements, at Cost and Value		$4,700,000

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PORTFOLIO OF INVESTMENTS 3/31/10 (unaudited) - continued

Money Market Variable Account
Total Investments, at Amortized Cost and Value	$34,125,361

OTHER ASSETS, LESS LIABILITIES - (2.7)%	(899,189)

NET ASSETS - 100.0%	$33,226,172

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Money Market Variable Account

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the variable account are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$34,125,361	$—	$34,125,361

For further information regarding security characteristics, see the Portfolio of Investments

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.